Intermediate Bond Fund of America®
Investment portfolio
November 30, 2019
unaudited
Bonds, notes & other debt instruments 95.87% U.S. Treasury bonds & notes 48.57% U.S. Treasury 45.41%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019	$9,000	$9,000
U.S. Treasury 1.875% 2019	14,000	14,003
U.S. Treasury 1.25% 2020	18,000	17,989
U.S. Treasury 1.375% 2020	42,000	41,944
U.S. Treasury 1.375% 2020	4,200	4,188
U.S. Treasury 1.375% 2020	3,000	2,997
U.S. Treasury 1.375% 2020	2,000	1,999
U.S. Treasury 1.375% 2020	1,000	999
U.S. Treasury 1.50% 2020	79,300	79,241
U.S. Treasury 1.50% 2020	3,000	2,998
U.S. Treasury 1.75% 2020	36,800	36,824
U.S. Treasury 2.00% 2020	38,800	38,924
U.S. Treasury 2.25% 2020	4,000	4,008
U.S. Treasury 2.75% 2020	57,000	57,506
U.S. Treasury 2.875% 2020	62,175	62,840
U.S. Treasury 8.75% 2020	1,000	1,032
U.S. Treasury 1.125% 2021	93,876	93,018
U.S. Treasury 1.125% 2021	42,500	42,146
U.S. Treasury 1.125% 2021[1]	20,000	19,863
U.S. Treasury 1.375% 2021	155,220	154,671
U.S. Treasury 1.50% 2021	67,329	67,166
U.S. Treasury 1.50% 2021	51,325	51,207
U.S. Treasury 1.50% 2021	43,000	42,886
U.S. Treasury 1.75% 2021	150,000	150,372
U.S. Treasury 1.75% 2021	87,000	87,123
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.846% 2021[2]	273,178	273,489
U.S. Treasury 2.00% 2021	75,000	75,446
U.S. Treasury 2.00% 2021	26,700	26,903
U.S. Treasury 2.125% 2021	38,250	38,507
U.S. Treasury 2.375% 2021	4,000	4,036
U.S. Treasury 2.875% 2021	12,500	12,782
U.S. Treasury 3.625% 2021	5,400	5,524
U.S. Treasury 8.00% 2021	20,000	22,431
U.S. Treasury 1.50% 2022	9,718	9,694
U.S. Treasury 1.75% 2022	327,000	328,226
U.S. Treasury 1.75% 2022	100,000	100,363
U.S. Treasury 1.75% 2022	23,300	23,383
U.S. Treasury 1.875% 2022	400,000	402,500
U.S. Treasury 1.875% 2022	89,000	89,699
U.S. Treasury 1.875% 2022	70,000	70,377
U.S. Treasury 1.875% 2022	50,000	50,352
U.S. Treasury 1.875% 2022	50,000	50,305
U.S. Treasury 2.00% 2022	526,400	532,406
U.S. Treasury 2.00% 2022	44,060	44,573
U.S. Treasury 2.125% 2022	60,000	60,952
U.S. Treasury 1.25% 2023	30,300	29,915
Intermediate Bond Fund of America — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2023	$9,000	$8,922
U.S. Treasury 1.50% 2023	72,620	72,393
U.S. Treasury 1.625% 2023	109,456	109,532
U.S. Treasury 2.375% 2023	115,000	117,713
U.S. Treasury 2.50% 2023	550,855	566,818
U.S. Treasury 2.50% 2023	45,244	46,687
U.S. Treasury 2.625% 2023	246,711	254,613
U.S. Treasury 2.625% 2023	155,000	160,450
U.S. Treasury 2.625% 2023	90,000	93,550
U.S. Treasury 2.75% 2023	120,000	124,519
U.S. Treasury 2.75% 2023	100,000	104,012
U.S. Treasury 2.875% 2023	252,000	264,167
U.S. Treasury 2.875% 2023	152,426	159,631
U.S. Treasury 7.125% 2023	15,000	17,579
U.S. Treasury 1.25% 2024	90,000	88,481
U.S. Treasury 1.50% 2024	258,484	256,920
U.S. Treasury 1.50% 2024	106,523	105,870
U.S. Treasury 1.75% 2024	244,009	245,353
U.S. Treasury 1.75% 2024	50,000	50,272
U.S. Treasury 1.875% 2024	19,500	19,717
U.S. Treasury 2.00% 2024	11,250	11,435
U.S. Treasury 2.125% 2024	344,625	352,420
U.S. Treasury 2.125% 2024	63,000	64,390
U.S. Treasury 2.125% 2024	60,000	61,390
U.S. Treasury 2.125% 2024	15,000	15,310
U.S. Treasury 2.25% 2024	557,280	571,998
U.S. Treasury 2.25% 2024	49,600	50,848
U.S. Treasury 2.375% 2024	235,000	242,151
U.S. Treasury 2.50% 2024	148,000	153,168
U.S. Treasury 2.50% 2024	122,000	126,547
U.S. Treasury 2.75% 2024	50,000	52,278
U.S. Treasury 2.625% 2025	150,000	158,016
U.S. Treasury 2.75% 2025	175,000	185,192
U.S. Treasury 2.875% 2025	130,000	138,740
U.S. Treasury 1.375% 2026	80,000	78,238
U.S. Treasury 1.625% 2026	161,456	160,421
U.S. Treasury 1.625% 2026	50,000	49,668
U.S. Treasury 1.625% 2026	30,000	29,798
U.S. Treasury 1.875% 2026	420,000	424,036
U.S. Treasury 1.875% 2026	308,000	310,960
U.S. Treasury 2.125% 2026	80,000	82,000
U.S. Treasury 2.50% 2026	50,000	52,352
U.S. Treasury 2.625% 2026	30,000	31,617
U.S. Treasury 1.75% 2029	17,000	16,961
U.S. Treasury 2.375% 2029	25,700	27,021
U.S. Treasury 2.25% 2049[1]	60,337	60,954
U.S. Treasury 2.875% 2049[1]	37,600	43,067
		9,754,982
U.S. Treasury inflation-protected securities 3.16%
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	166,626	168,373
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	66,171	66,969
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	120,639	122,271
U.S. Treasury Inflation-Protected Security 0.50% 2028[3]	20,818	21,349
Intermediate Bond Fund of America — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.875% 2029[3]	$55,926	$59,438
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	1,278	1,715
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	149,005	158,144
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,3]	17,406	20,984
U.S. Treasury Inflation-Protected Security 1.00% 2046[1,3]	36,842	41,451
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	16,325	18,590
		679,284
Total U.S. Treasury bonds & notes		10,434,266
Corporate bonds & notes 21.95% Financials 6.36%
ABN AMRO Bank NV 2.65% 2021[4]	33,500	33,736
ACE INA Holdings Inc. 2.30% 2020	3,075	3,084
ACE INA Holdings Inc. 2.875% 2022	1,060	1,090
AON Corp. 2.20% 2022	10,240	10,252
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	53,767	55,899
Barclays Bank PLC 3.65% 2025	10,000	10,338
BB&T Corp. 2.25% 2020	6,000	6,008
Charles Schwab Corp. 3.85% 2025	10,825	11,723
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[5]	20,950	21,334
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[5]	10,000	10,564
Cooperatieve Rabobank UA 2.75% 2023	20,000	20,350
Cooperatieve Rabobank UA 2.625% 2024[4]	33,400	33,789
Crédit Agricole SA 4.375% 2025[4]	3,025	3,236
Credit Suisse Group AG 3.00% 2021	10,500	10,687
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	21,863	22,184
Credit Suisse Group AG 3.80% 2023	16,500	17,250
Danske Bank AS 2.80% 2021[4]	14,698	14,803
Danske Bank AS 2.70% 2022[4]	10,000	10,073
Danske Bank AS 3.875% 2023[4]	15,000	15,561
DNB Bank ASA 2.375% 2021[4]	20,000	20,154
Ford Motor Credit Co. 3.81% 2024	6,650	6,658
Ford Motor Credit Co. 5.584% 2024	11,293	12,088
Ford Motor Credit Co. 4.542% 2026	12,695	12,770
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,741
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	53,100	53,969
Groupe BPCE SA 5.70% 2023[4]	2,245	2,479
Groupe BPCE SA 5.15% 2024[4]	5,300	5,819
Guardian Life Global Funding 2.90% 2024[4]	21,285	21,887
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[5]	6,315	6,443
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[5]	20,450	20,389
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	45,775	49,236
Intesa Sanpaolo SpA 3.25% 2024[4]	13,259	13,243
Intesa Sanpaolo SpA 5.017% 2024[4]	6,966	7,249
Intesa Sanpaolo SpA 3.875% 2027[4]	6,179	6,208
JPMorgan Chase & Co. 2.604% 2021 (3-month USD-LIBOR + 0.28% on 2/1/2020)[5]	12,000	12,010
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[5]	17,975	18,910
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[5]	48,025	47,937
Lloyds Banking Group PLC 4.45% 2025	5,150	5,609
Metropolitan Life Global Funding I 2.00% 2020[4]	830	831
Metropolitan Life Global Funding I 2.40% 2022[4]	16,490	16,690
Metropolitan Life Global Funding I 3.375% 2022[4]	14,850	15,277
Intermediate Bond Fund of America — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 3.45% 2026[4]	$2,330	$2,502
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	35,000	36,624
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[5]	27,000	27,333
Morgan Stanley 3.125% 2026	3,570	3,703
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,033
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	28,269
New York Life Global Funding 1.95% 2020[4]	7,200	7,202
New York Life Global Funding 1.95% 2020[4]	1,625	1,626
New York Life Global Funding 1.70% 2021[4]	12,500	12,462
New York Life Global Funding 2.00% 2021[4]	12,274	12,296
New York Life Global Funding 2.25% 2022[4]	11,120	11,197
New York Life Global Funding 2.875% 2024[4]	25,000	25,798
Nordea Bank AB 2.25% 2021[4]	15,000	15,063
PNC Bank 2.50% 2021	10,000	10,056
PNC Financial Services Group, Inc. 2.854% 2022[5]	5,000	5,116
Rabobank Nederland 4.625% 2023	10,000	10,801
Royal Bank of Canada 2.125% 2020	10,000	10,006
Royal Bank of Canada 3.20% 2021	15,675	15,952
Royal Bank of Canada 2.80% 2022	50,000	51,015
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[5]	23,500	24,008
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	12,995
Skandinaviska Enskilda Banken AB 2.625% 2021	15,975	16,088
Skandinaviska Enskilda Banken AB 2.80% 2022	13,300	13,479
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	20,000	20,226
Swedbank AB 2.20% 2020[4]	40,724	40,746
Swedbank AB 2.80% 2022[4]	15,000	15,162
Toronto-Dominion Bank 2.55% 2021	20,000	20,158
Toronto-Dominion Bank 2.65% 2024	59,875	61,102
UniCredit SpA 3.75% 2022[4]	13,650	13,947
UniCredit SpA 6.572% 2022[4]	9,220	9,882
UniCredit SpA 5.861% 2032[4,5]	10,000	10,443
Unum Group 5.625% 2020	1,100	1,130
US Bancorp 2.00% 2020	1,000	1,000
US Bancorp 2.65% 2022	25,000	25,443
US Bancorp 3.40% 2023	37,500	39,312
US Bancorp 2.40% 2024	25,000	25,340
Wells Fargo & Co. 2.625% 2022	10,700	10,830
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[5]	30,000	29,949
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[5]	15,000	15,500
		1,367,352
Health care 3.22%
Abbott Laboratories 3.40% 2023	4,034	4,225
AbbVie Inc. 2.50% 2020	2,285	2,289
AbbVie Inc. 2.60% 2024[4]	50,000	50,284
AbbVie Inc. 2.95% 2026[4]	18,065	18,272
AbbVie Inc. 3.20% 2029[4]	14,253	14,489
Allergan PLC 3.45% 2022	11,400	11,649
Allergan PLC 3.85% 2024	5,000	5,251
Allergan PLC 3.80% 2025	5,917	6,212
Anthem, Inc. 2.375% 2025	30,000	29,891
AstraZeneca PLC 2.375% 2022	20,000	20,199
AstraZeneca PLC 3.50% 2023	18,850	19,699
Baxalta Inc. 4.00% 2025	1,617	1,745
Intermediate Bond Fund of America — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bayer US Finance II LLC 3.875% 2023[4]	$32,500	$34,110
Boston Scientific Corp. 3.45% 2024	17,875	18,712
Bristol-Myers Squibb Co. 2.90% 2024[4]	35,000	36,109
Bristol-Myers Squibb Co. 3.20% 2026[4]	9,591	10,086
Cigna Corp. 3.75% 2023	11,634	12,169
Cigna Corp. 4.125% 2025	8,415	9,088
CVS Health Corp. 3.35% 2021	5,595	5,685
EMD Finance LLC 2.40% 2020[4]	30,000	30,035
EMD Finance LLC 2.95% 2022[4]	34,620	35,128
EMD Finance LLC 3.25% 2025[4]	38,075	39,230
GlaxoSmithKline PLC 3.125% 2021	29,350	29,856
GlaxoSmithKline PLC 2.85% 2022	10,000	10,197
GlaxoSmithKline PLC 2.875% 2022	27,000	27,582
GlaxoSmithKline PLC 3.375% 2023	775	810
GlaxoSmithKline PLC 3.00% 2024	14,515	15,047
Merck & Co., Inc. 2.80% 2023	26,506	27,358
Merck & Co., Inc. 2.90% 2024	13,500	14,025
Pfizer Inc. 2.95% 2024	29,990	31,199
Roche Holdings, Inc. 3.00% 2025[4]	1,710	1,801
Shire PLC 2.40% 2021	14,178	14,243
Shire PLC 2.875% 2023	14,299	14,562
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[4]	25,000	26,876
UnitedHealth Group Inc. 2.125% 2021	21,195	21,250
UnitedHealth Group Inc. 2.375% 2024	11,905	12,021
UnitedHealth Group Inc. 3.50% 2024	14,265	15,066
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,705
		691,155
Consumer staples 2.34%
Altria Group, Inc. 3.80% 2024	9,560	10,050
Altria Group, Inc. 4.40% 2026	16,790	18,132
Altria Group, Inc. 4.80% 2029	23,181	25,650
British American Tobacco PLC 2.789% 2024	35,000	35,051
British American Tobacco PLC 3.215% 2026	25,000	25,070
Coca-Cola Co. 1.75% 2024	45,000	44,807
Conagra Brands, Inc. 4.30% 2024	35,980	38,617
Costco Wholesale Corp. 2.75% 2024	8,179	8,448
Keurig Dr Pepper Inc. 3.551% 2021	14,450	14,750
Keurig Dr Pepper Inc. 4.057% 2023	30,000	31,739
Keurig Dr Pepper Inc. 4.417% 2025	5,321	5,808
Molson Coors Brewing Co. 2.25% 2020	1,275	1,275
Nestlé Holdings, Inc. 3.35% 2023[4]	36,163	37,995
Philip Morris International Inc. 2.00% 2020	3,915	3,915
Philip Morris International Inc. 2.90% 2021	8,850	9,000
Philip Morris International Inc. 2.375% 2022	15,175	15,311
Philip Morris International Inc. 2.50% 2022	15,000	15,231
Philip Morris International Inc. 2.625% 2022	1,140	1,156
Reynolds American Inc. 3.25% 2020	7,355	7,398
Reynolds American Inc. 4.00% 2022	960	999
Reynolds American Inc. 4.45% 2025	5,940	6,363
Unilever Capital Corp. 1.375% 2021	15,000	14,897
Unilever Capital Corp. 2.60% 2024	32,500	33,274
Wal-Mart Stores, Inc. 2.35% 2022	2,500	2,535
Wal-Mart Stores, Inc. 3.40% 2023	40,965	43,014
Intermediate Bond Fund of America — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 2.85% 2024	$42,500	$44,074
WM. Wrigley Jr. Co. 3.375% 2020[4]	9,106	9,204
		503,763
Energy 2.19%
Apache Corp. 4.25% 2030	32,500	32,420
Baker Hughes, a GE Co. 3.138% 2029	15,000	15,223
BP Capital Markets PLC 3.79% 2024	30,000	31,865
Canadian Natural Resources Ltd. 2.95% 2023	26,320	26,786
Canadian Natural Resources Ltd. 3.80% 2024	9,750	10,269
Canadian Natural Resources Ltd. 3.85% 2027	7,500	7,949
Cenovus Energy Inc. 4.25% 2027	12,500	13,137
Cheniere Energy, Inc. 3.70% 2029[4]	5,527	5,587
Chevron Corp. 2.10% 2021	10,000	10,034
Chevron Corp. 2.498% 2022	15,105	15,326
Enbridge Inc. 2.90% 2022	22,500	22,857
Enbridge Inc. 4.00% 2023	24,160	25,571
Enbridge Inc. 2.50% 2025	5,000	5,010
Energy Transfer Partners, LP 4.20% 2023	8,105	8,479
Energy Transfer Partners, LP 4.00% 2027	15,000	15,328
Exxon Mobil Corp. 2.222% 2021	15,000	15,077
Exxon Mobil Corp. 2.019% 2024	38,000	38,233
Kinder Morgan, Inc. 3.05% 2019	3,785	3,785
Marathon Oil Corp. 3.85% 2025	14,700	15,405
Occidental Petroleum Corp. 2.90% 2024	40,000	40,264
Occidental Petroleum Corp. 3.20% 2026	10,716	10,787
Shell International Finance BV 3.50% 2023	36,224	38,261
Shell International Finance BV 2.00% 2024	19,000	18,915
Statoil ASA 2.75% 2021	2,120	2,154
Total Capital International 2.434% 2025	41,060	41,607
		470,329
Utilities 2.10%
Berkshire Hathaway Energy Co. 2.40% 2020	10,500	10,504
CenterPoint Energy, Inc. 3.60% 2021	25,000	25,811
CMS Energy Corp. 3.00% 2026	2,000	2,049
CMS Energy Corp. 3.45% 2027	3,000	3,152
Consolidated Edison, Inc. 2.00% 2020	11,850	11,858
Dominion Resources, Inc., junior subordinated, 2.715% 2021[5]	32,400	32,616
Dominion Resources, Inc., junior subordinated, 4.104% 2021[5]	8,000	8,188
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	6,725	6,896
DTE Electric Co. 3.375% 2025	15,000	15,852
DTE Energy Co. 3.40% 2029	10,600	11,013
Duke Energy Carolinas, Inc. 3.05% 2023	20,000	20,660
Duke Energy Corp. 3.75% 2024	8,200	8,691
Duke Energy Progress, LLC 3.375% 2023	2,525	2,646
Edison International 2.125% 2020	18,000	17,988
Edison International 3.55% 2024	12,400	12,501
Emera US Finance LP 2.70% 2021	2,890	2,912
Enel Finance International SA 2.75% 2023[4]	14,375	14,497
Enel Finance International SA 3.50% 2028[4]	4,575	4,681
Eversource Energy 2.50% 2021	16,225	16,307
Eversource Energy 2.375% 2022	1,414	1,429
Exelon Corp. 2.45% 2021	12,840	12,879
Intermediate Bond Fund of America — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Exelon Corp., junior subordinated, 3.497% 2022[5]	$2,185	$2,241
FirstEnergy Corp., Series B, 4.25% 2023	9,215	9,716
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,750	16,281
NextEra Energy Capital Holdings, Inc. 2.403% 2021	20,000	20,117
Niagara Mohawk Power Corp. 3.508% 2024[4]	6,205	6,541
Oncor Electric Delivery Co. LLC 2.75% 2024	15,000	15,391
Pacific Gas and Electric Co. 3.85% 2023[6]	22,220	21,896
Pacific Gas and Electric Co. 4.25% 2023[4,6]	13,445	13,417
Public Service Co. of Colorado 2.25% 2022	24,000	24,172
Public Service Enterprise Group Inc. 3.50% 2020	15,467	15,623
Public Service Enterprise Group Inc. 2.00% 2021	3,545	3,542
Public Service Enterprise Group Inc. 2.875% 2024	10,000	10,222
Puget Energy, Inc. 6.50% 2020	4,222	4,411
Southern California Edison Co. 3.70% 2025	4,700	5,000
Southern California Edison Co. 2.85% 2029	27,625	27,890
Virginia Electric and Power Co. 2.95% 2022	4,662	4,740
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,380
Xcel Energy Inc. 2.60% 2022	5,000	5,055
		450,765
Consumer discretionary 1.86%
Amazon.com, Inc. 3.30% 2021	9,500	9,751
Amazon.com, Inc. 2.80% 2024	9,000	9,322
American Honda Finance Corp. 2.65% 2021	25,000	25,219
American Honda Finance Corp. 2.20% 2022	55,000	55,399
American Honda Finance Corp. 2.60% 2022	12,000	12,211
Bayerische Motoren Werke AG 2.15% 2020[4]	10,000	10,007
Bayerische Motoren Werke AG 3.15% 2024[4]	30,000	31,034
BMW Finance NV 2.25% 2022[4]	22,500	22,531
DaimlerChrysler North America Holding Corp. 2.45% 2020	5,600	5,611
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	6,100	6,082
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	12,500	12,618
DaimlerChrysler North America Holding Corp. 2.55% 2022[4]	15,000	15,103
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	35,000	36,667
Ford Motor Credit Co. 3.664% 2024	16,030	15,904
Hyundai Capital America 2.55% 2020[4]	12,190	12,201
Hyundai Capital America 2.75% 2020[4]	32,950	33,081
Hyundai Capital America 3.25% 2022[4]	5,008	5,094
Hyundai Capital Services Inc. 2.625% 2020[4]	2,090	2,094
Toyota Motor Credit Corp. (3-month USD-LIBOR + 0.15%) 2.162% 2020[2]	15,000	15,015
Toyota Motor Credit Corp. 2.70% 2023	6,275	6,420
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,244
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,512
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	4,105	4,243
Volkswagen Group of America Finance, LLC 2.70% 2022[4]	21,732	21,943
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	9,500	10,128
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	6,176	6,265
		399,699
Industrials 1.29%
3M Co. 3.25% 2024	35,294	37,006
Avolon Holdings Funding Ltd. 3.625% 2022[4]	10,597	10,842
Avolon Holdings Funding Ltd. 3.95% 2024[4]	20,048	20,813
Boeing Co. 2.70% 2027	20,000	20,357
Intermediate Bond Fund of America — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	$110	$116
General Dynamics Corp. 3.00% 2021	3,000	3,049
Honeywell International Inc. 1.85% 2021	12,500	12,493
Honeywell International Inc. 2.30% 2024	24,100	24,416
Siemens AG 2.15% 2020[4]	2,000	2,002
Siemens AG 1.70% 2021[4]	25,500	25,420
Siemens AG 2.70% 2022[4]	33,250	33,771
Siemens AG 2.90% 2022[4]	5,000	5,105
Union Pacific Corp. 3.20% 2021	11,010	11,211
Union Pacific Corp. 3.50% 2023	38,750	40,561
Union Pacific Corp. 3.15% 2024	9,803	10,211
United Technologies Corp. 3.65% 2023	10,300	10,861
Vinci SA 3.75% 2029[4]	5,175	5,700
Westinghouse Air Brake Technologies Corp. 4.40% 2024[5]	2,197	2,332
		276,266
Real estate 1.05%
Alexandria Real Estate Equities, Inc. 3.80% 2026	5,745	6,138
Alexandria Real Estate Equities, Inc. 2.75% 2029	7,275	7,198
American Campus Communities, Inc. 3.75% 2023	6,580	6,842
American Campus Communities, Inc. 4.125% 2024	19,225	20,559
American Campus Communities, Inc. 3.30% 2026	40,190	41,532
Equinix, Inc. 2.625% 2024	29,608	29,680
Hospitality Properties Trust 4.50% 2023	3,500	3,618
Kimco Realty Corp. 3.20% 2021	11,085	11,238
Kimco Realty Corp. 3.30% 2025	10,000	10,356
Scentre Group 2.375% 2021[4]	20,430	20,430
Scentre Group 3.25% 2025[4]	2,725	2,780
Scentre Group 3.50% 2025[4]	3,000	3,113
WEA Finance LLC 3.25% 2020[4]	3,605	3,636
WEA Finance LLC 3.75% 2024[4]	22,790	24,023
Westfield Corp. Ltd. 3.15% 2022[4]	33,910	34,595
		225,738
Information technology 0.90%
Apple Inc. 1.80% 2024	38,750	38,457
Broadcom Inc. 4.75% 2029[4]	16,500	17,660
Broadcom Ltd. 3.875% 2027	7,500	7,663
Fiserv, Inc. 3.20% 2026	54,500	56,529
Global Payments Inc. 2.65% 2025	10,000	10,039
International Business Machines Corp. 3.00% 2024	35,000	36,241
Simon Property Group, LP 2.00% 2024	23,500	23,376
Visa Inc. 2.80% 2022	4,000	4,107
		194,072
Communication services 0.54%
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	40,000	42,812
Comcast Corp. 3.70% 2024	5,860	6,234
Comcast Corp. 3.95% 2025	25,105	27,407
Walt Disney Co. 1.75% 2024	39,375	38,962
		115,415
Intermediate Bond Fund of America — Page 8 of 21

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials 0.10%	Principal amount (000)	Value (000)
ArcelorMittal 3.60% 2024	$20,237	$20,615
Total corporate bonds & notes		4,715,169
Mortgage-backed obligations 14.50% Federal agency mortgage-backed obligations 11.04%
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 2047[2,4,7]	4,162	4,164
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,4,7]	13,370	13,562
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,4,7]	3,421	3,444
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[2,4,7]	1,859	1,870
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[7]	700	733
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 2047[2,4,7]	3,710	3,714
Fannie Mae Pool #AY0554 3.50% 2022[7]	5	5
Fannie Mae Pool #255217 4.50% 2024[7]	19	19
Fannie Mae Pool #AL2058 3.50% 2026[7]	530	549
Fannie Mae Pool #458079 9.092% 2026[7]	10	10
Fannie Mae Pool #MA3159 3.00% 2027[7]	8,927	9,161
Fannie Mae Pool #MA3250 3.00% 2028[7]	6,316	6,478
Fannie Mae Pool #MA3767 3.50% 2029[7]	6,088	6,330
Fannie Mae Pool #BD2402 3.00% 2031[7]	220	226
Fannie Mae Pool #BD5076 3.00% 2032[7]	23,934	24,578
Fannie Mae Pool #MA3090 3.00% 2032[7]	706	724
Fannie Mae Pool #BE3641 3.00% 2032[7]	504	518
Fannie Mae Pool #MA3155 3.00% 2032[7]	195	200
Fannie Mae Pool #BE7150 3.50% 2032[7]	875	912
Fannie Mae Pool #MA3246 2.50% 2033[7]	39,213	39,666
Fannie Mae Pool #MA3437 3.00% 2033[7]	3,676	3,767
Fannie Mae Pool #BJ9182 3.00% 2033[7]	1,723	1,780
Fannie Mae Pool #BK7350 3.00% 2033[7]	1,623	1,666
Fannie Mae Pool #BN3184 3.00% 2033[7]	1,259	1,292
Fannie Mae Pool #BK5466 3.00% 2033[7]	1,074	1,103
Fannie Mae Pool #BK5472 3.00% 2033[7]	955	981
Fannie Mae Pool #BJ7193 3.00% 2033[7]	926	957
Fannie Mae Pool #BJ5519 3.00% 2033[7]	764	783
Fannie Mae Pool #BJ6963 3.00% 2033[7]	695	713
Fannie Mae Pool #BK5161 3.00% 2033[7]	466	479
Fannie Mae Pool #BK3757 3.00% 2033[7]	394	404
Fannie Mae Pool #BJ4790 3.00% 2033[7]	228	234
Fannie Mae Pool #MA3312 3.00% 2033[7]	70	72
Fannie Mae Pool #BJ6880 3.00% 2033[7]	40	42
Fannie Mae Pool #MA3463 4.00% 2033[7]	57,105	59,639
Fannie Mae Pool #MA3764 2.50% 2034[7]	18,378	18,546
Fannie Mae Pool #MA3631 3.00% 2034[7]	2,584	2,645
Fannie Mae Pool #BN9162 3.00% 2034[7]	1,368	1,401
Fannie Mae Pool #BN3975 3.00% 2034[7]	422	432
Fannie Mae Pool #BN1087 4.00% 2034[7]	35	37
Fannie Mae Pool #888698 7.00% 2037[7]	67	75
Fannie Mae Pool #AB1084 5.50% 2040[7]	256	281
Fannie Mae Pool #BM4488 3.435% 2048[2,7]	40,575	41,643
Fannie Mae Pool #BN0292 3.899% 2048[2,7]	12,287	12,770
Fannie Mae Pool #BN0301 3.964% 2048[2,7]	12,295	12,788
Fannie Mae Pool #BN0374 3.975% 2048[2,7]	8,816	9,179
Fannie Mae Pool #CA3180 4.00% 2048[7]	13,809	14,361
Fannie Mae Pool #MA3495 4.00% 2048[7]	9,352	9,722
Fannie Mae Pool #MA3536 4.00% 2048[7]	3,105	3,224
Intermediate Bond Fund of America — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3443 4.00% 2048[7]	$3,049	$3,162
Fannie Mae Pool #MA3467 4.00% 2048[7]	1,923	1,999
Fannie Mae Pool #MA3521 4.00% 2048[7]	305	316
Fannie Mae Pool #MA3496 4.50% 2048[7]	7,781	8,203
Fannie Mae Pool #CA3099 4.50% 2048[7]	636	669
Fannie Mae Pool #BN0638 4.50% 2048[7]	62	66
Fannie Mae Pool #BK4873 5.00% 2048[7]	4,038	4,326
Fannie Mae Pool #CA4534 3.00% 2049[7]	64,912	66,517
Fannie Mae Pool #BJ8402 3.545% 2049[2,7]	7,128	7,371
Fannie Mae Pool #MA3776 4.00% 2049[7]	2,595	2,702
Fannie Mae Pool #MA3804 4.00% 2049[7]	354	369
Fannie Mae Pool #BO2188 4.00% 2049[7]	345	359
Fannie Mae Pool #BN5230 4.016% 2049[2,7]	19,361	20,192
Fannie Mae Pool #MA3639 4.50% 2049[7]	15,237	15,993
Fannie Mae Pool #FM1389 4.50% 2049[7]	11,578	12,147
Fannie Mae Pool #CA2963 4.50% 2049[7]	4,260	4,473
Fannie Mae Pool #MA3593 4.50% 2049[7]	2,473	2,597
Fannie Mae Pool #BN8753 4.50% 2049[7]	395	416
Fannie Mae Pool #CA3228 4.50% 2049[7]	190	200
Fannie Mae, Series 2001-4, Class NA, 9.013% 2025[2,7]	3	3
Fannie Mae, Series 2001-4, Class GA, 9.162% 2025[2,7]	5	5
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[7]	170	203
Fannie Mae, Series 2001-20, Class D, 11.00% 2031[2,7]	—[8]	—[8]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[7]	65	74
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	259	306
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[2,7]	11,000	11,578
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.079% 2027[2,7]	13,000	13,731
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[7]	408	380
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[7]	1,073	965
Freddie Mac Pool #G18655 3.00% 2032[7]	26,567	27,298
Freddie Mac Pool #SB0032 3.50% 2032[7]	27,786	28,798
Freddie Mac Pool #G18688 3.00% 2033[7]	13,430	13,800
Freddie Mac Pool #ZT0716 3.00% 2033[7]	7,602	7,793
Freddie Mac Pool #ZS8715 3.00% 2033[7]	4,646	4,760
Freddie Mac Pool #SB8015 2.50% 2034[7]	44,992	45,403
Freddie Mac Pool #SB8002 3.00% 2034[7]	57,644	59,047
Freddie Mac Pool #760012 2.977% 2045[2,7]	3,067	3,087
Freddie Mac Pool #760013 3.08% 2045[2,7]	2,610	2,632
Freddie Mac Pool #760014 3.46% 2045[2,7]	7,636	7,802
Freddie Mac Pool #760015 3.231% 2047[2,7]	9,521	9,595
Freddie Mac Pool #ZT1546 4.50% 2048[7]	833	875
Freddie Mac Pool #2B7361 3.915% 2049[2,7]	7,080	7,355
Freddie Mac Pool #ZT1595 4.50% 2049[7]	7,384	7,761
Freddie Mac Pool #ZA6269 4.50% 2049[7]	2,386	2,506
Freddie Mac Pool #ZN3190 4.50% 2049[7]	1,406	1,477
Freddie Mac Pool #ZN5963 4.50% 2049[7]	912	960
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.165% 2023[2,7]	5	5
Freddie Mac, Series T041, Class 3A, 5.415% 2032[2,7]	183	202
Freddie Mac, Series 4582, Class GA, 3.75% 2052[2,7]	48,937	50,311
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[7]	40,000	42,686
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[2,7]	50,000	54,016
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[7]	14,275	15,092
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[2,7]	1,644	1,771
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[2,7]	13,430	14,991
Intermediate Bond Fund of America — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[7]	$3,250	$3,635
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[7]	10,415	11,671
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[2,7]	3,750	4,258
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[7]	15,000	16,426
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[7]	12,860	14,193
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[7]	31,580	32,552
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[7]	946	871
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[7]	577	542
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[7]	159	142
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[5,7]	11,389	11,601
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[2,7]	11,636	11,895
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	11,001	11,234
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	134,476	139,781
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[7]	13,798	14,538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[7]	50,845	52,039
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]	20,834	21,638
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[7]	1,897	1,963
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[7,9]	107,012	108,329
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[7]	60,140	60,546
Government National Mortgage Assn. 4.50% 2042[7]	13	14
Government National Mortgage Assn. 4.00% 2047[7]	11,878	12,453
Government National Mortgage Assn. 4.50% 2049[7]	55	58
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[7]	90	96
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[7]	1,463	1,534
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[7]	721	757
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[7]	76	80
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[7]	12,611	13,326
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[7]	1,938	2,053
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	236	250
Uniform Mortgage-Backed Security 2.50% 2034[7,10]	50,000	50,431
Uniform Mortgage-Backed Security 3.00% 2034[7,10]	111,919	114,546
Uniform Mortgage-Backed Security 3.50% 2034[7,10]	13,700	14,197
Uniform Mortgage-Backed Security 3.00% 2035[7,10]	332,329	340,120
Uniform Mortgage-Backed Security 3.00% 2049[7,10]	120,000	121,697
Uniform Mortgage-Backed Security 3.50% 2049[7,10]	228,100	234,159
Uniform Mortgage-Backed Security 4.50% 2049[7,10]	37,955	39,879
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[7]	1,250	1,293
		2,372,021
Collateralized mortgage-backed obligations (privately originated) 2.98%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[2,4,7]	52,529	53,561
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[2,4,7]	27,288	27,874
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 2.808% 2029[2,4,7]	8,623	8,644
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.308% 2029[2,4,7]	3,810	3,818
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[2,4,7]	10,960	11,292
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.461% 2045[2,4,7]	5,000	5,081
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[2,4,7]	2,714	2,766
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[4,7]	2,250	2,306
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.196% 2046[2,4,7]	7,479	7,419
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.949% 2046[2,4,7]	1,651	1,773
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[7]	120	137
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[7]	100	114
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[7]	169	183
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[7]	322	335
Intermediate Bond Fund of America — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[2,4,7]	$17,043	$17,064
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 2029[2,4,7]	7,177	7,284
Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676% 2029[2,4,7]	5,161	5,249
Finance of America Structured Securities Trust, Series 2019-HB1, Class M3, 3.813% 2029[2,4,7]	5,408	5,593
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,7]	21,411	22,272
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,7]	19,865	20,775
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[2,4,7]	16,380	16,554
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[2,4,7]	17,748	18,243
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[2,4,7]	17,192	17,435
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[2,4,7]	13,851	13,991
Homeward Opportunities Fund Trust, Series 2019-1, 3.454% 2059[2,4,7]	2,307	2,337
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[2,4,7]	6,135	6,153
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[2,4,7]	12,000	12,036
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,4,7]	14,187	14,338
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 2.558% 2051[2,4,7]	19,840	19,901
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 2.508% 2052[2,4,7]	44,090	44,228
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[2,4,7]	51,767	51,896
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 2.708% 2052[2,4,7]	3,160	3,215
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 2.773% 2052[2,4,7]	12,434	12,465
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[2,4,7]	2,628	2,634
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[2,4,7]	17,209	17,402
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[2,4,7]	19,236	19,199
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[2,4,7]	2,241	2,227
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.673% 2029[2,4,7]	4,347	4,379
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[2,4,7]	18,474	18,508
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[2,4,7]	7,551	7,565
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[2,4,7]	3,336	3,306
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[2,4,7]	23,523	24,100
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[2,4,7]	24,325	24,589
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,4,7]	22,983	23,299
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.358% 2052[2,4,7]	48,565	48,695
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.308% 2057[2,4,7]	4,078	4,079
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[2,4,7]	3,262	3,300
		639,614
Commercial mortgage-backed securities 0.48%
Citigroup Commercial Mortgage Trust, Series 2014-CG21, Class AS, 4.026% 2047[7]	1,210	1,282
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[7]	6,900	7,326
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.906% 2047[2,7]	2,090	2,220
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[2,7]	12,175	12,808
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[7]	8,975	9,321
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.512% 2044[2,4,7]	3,500	3,655
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.824% 2044[2,4,7]	7,800	8,084
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.899% 2046[2,4,7]	2,500	2,585
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 2046[4,7]	1,500	1,544
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.835% 2047[2,4,7]	6,200	6,366
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[7]	8,000	8,378
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[2,7]	3,032	3,145
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.261% 2046[2,7]	900	927
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.377% 2046[2,4,7]	6,900	6,701
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.919% 2046[2,7]	3,065	3,270
Intermediate Bond Fund of America — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[2,7]	$5,000	$5,305
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[2,4,7]	1,475	1,509
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[2,4,7]	1,370	1,423
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[7]	15,455	16,047
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[2,7]	1,966	2,034
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.968% 2045[2,7]	200	205
		104,135
Total mortgage-backed obligations		3,115,770
Asset-backed obligations 6.88%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[4,7]	10,000	10,013
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,7]	5,000	5,002
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,7]	9,180	9,218
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[4,7]	2,185	2,204
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[4,7]	8,020	8,106
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[4,7]	1,200	1,231
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[4,7]	2,125	2,169
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[4,7]	7,430	7,730
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[4,7]	3,265	3,465
American Express Credit Account Master Trust, Series 2018-1, Class A, 2.67% 2022[7]	500	501
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[7]	45	45
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[2,4,7]	1,404	1,405
CarMaxAuto Owner Trust, Series 2018-3, Class A2A, 2.88% 2021[7]	14,138	14,171
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[7]	1,905	1,915
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[7]	2,440	2,474
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[7]	1,740	1,778
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[2,4,7]	42,702	43,237
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[4,7]	307	307
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[4,7]	3,489	3,492
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[4,7]	2,722	2,731
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[4,7]	308	308
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[4,7]	11,050	11,086
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[4,7]	3,321	3,328
CPS Auto Receivables Trust, Series 2018-D, Class B, 3.61% 2022[4,7]	10,725	10,834
CPS Auto Receivables Trust, Series 2017-C, Class C, 2.86% 2023[4,7]	155	155
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[4,7]	520	523
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[4,7]	4,500	4,554
CPS Auto Receivables Trust, Series 2018-A, Class D, 3.66% 2023[4,7]	6,300	6,419
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[4,7]	1,667	1,693
CPS Auto Receivables Trust, Series 2018-C, Class C, 3.68% 2024[4,7]	793	806
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,7]	2,227	2,242
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[7]	787	788
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 2022[7]	2,650	2,654
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[4,7]	1,038	1,039
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[7]	1,613	1,613
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[7]	6,740	6,821
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22% 2023[7]	1,484	1,488
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[7]	28,585	28,835
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[7]	4,525	4,551
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[7]	366	369
Drive Auto Receivables Trust, Series 2018-1 Class D, 3.81% 2024[7]	185	188
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	14,735	14,949
Intermediate Bond Fund of America — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]	$8,750	$8,952
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[7]	21,500	21,884
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[4,7]	8,464	8,485
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[4,7]	16,246	16,308
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.04% 2022[4,7]	457	457
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[4,7]	10,718	10,758
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[4,7]	170	172
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[4,7]	41,079	41,096
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[4,7]	9,625	9,660
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[4,7]	1,637	1,638
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[4,7]	12,140	12,240
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[4,7]	142	142
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[4,7]	11,913	11,967
Drivetime Auto Owner Trust, Series 2017-4A, Class D, 3.47% 2023[4,7]	1,675	1,689
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[4,7]	365	369
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,7]	2,475	2,492
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,7]	6,890	6,989
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,7]	578	578
Exeter Automobile Receivables Trust, Series 2017-1A, Class B, 3.00% 2021[4,7]	41	41
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 2021[4,7]	4,892	4,897
Exeter Automobile Receivables Trust, Series 2016-1A, Class C, 5.52% 2021[4,7]	731	734
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75% 2022[4,7]	149	150
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[4,7]	14,822	14,877
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[4,7]	2,825	2,856
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[4,7]	27,540	27,576
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[4,7]	26,380	26,522
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[4,7]	10,100	10,197
Exeter Automobile Receivables Trust, Series 2018-2A, Class C, 3.69% 2023[4,7]	17,950	18,146
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,7]	16,700	16,836
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,7]	7,690	7,823
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[4,7]	8,487	8,555
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[4,7]	42,650	42,659
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,7]	47,255	49,289
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,7]	15,000	15,732
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,7]	26,725	27,849
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[7]	84,598	85,042
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[7]	11,735	11,833
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,7]	7,770	7,711
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[7]	7,896	7,990
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[7]	2,752	2,736
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 2025[7]	3,979	3,956
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 2024[7]	2,725	2,779
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[7]	5,715	5,834
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,7]	6,435	6,613
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[4,7]	1,078	1,136
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[4,7]	48,180	48,290
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[4,7]	46,306	47,977
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[7]	10,549	10,562
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[4,7]	17,500	17,764
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[7]	631	645
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[7]	1,906	1,938
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.936% 2027[2,4,7]	18,038	18,047
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 3.016% 2027[2,4,7]	51,247	51,261
Intermediate Bond Fund of America — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[7]	$1,437	$1,438
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[7]	3,556	3,560
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[7]	1,719	1,721
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 2022[7]	1,565	1,568
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[7]	1,549	1,550
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[7]	7,315	7,386
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[4,7]	3,615	3,641
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 2023[4,7]	3,900	3,953
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[2,4,7]	17,462	17,467
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[7]	9,840	10,087
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[7]	33,692	34,407
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,7]	2,660	2,661
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,7]	62,225	63,466
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[7]	20,000	20,076
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[7]	29,838	30,197
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[7]	2,430	2,429
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[7]	48,012	48,105
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[4,7]	1,179	1,180
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[4,7]	8,763	8,772
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[4,7]	6,262	6,275
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[4,7]	58,544	58,616
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[4,7]	24,000	24,088
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[4,7]	2,225	2,232
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[4,7]	18,760	18,858
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[4,7]	8,000	8,068
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[4,7]	180	182
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[7]	11,000	11,254
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[7]	18,800	19,259
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[7]	75,000	75,273
		1,476,935
Bonds & notes of governments & government agencies outside the U.S. 3.97%
Alberta (Province of) 1.875% 2024	20,000	19,996
Asian Development Bank 2.75% 2023	21,359	22,103
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,704
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,939
European Investment Bank 1.25% 2019	21,430	21,426
European Investment Bank 1.375% 2021	26,667	26,532
European Investment Bank 2.00% 2022	11,000	11,112
European Investment Bank 2.25% 2022	15,020	15,219
European Stability Mechanism 2.125% 2022[4]	58,322	59,043
Export Development Canada 2.50% 2023	24,000	24,589
Inter-American Development Bank 1.25% 2021	40,000	39,695
International Bank for Reconstruction and Development 1.375% 2021	40,000	39,792
International Bank for Reconstruction and Development 1.625% 2021	19,500	19,475
Italy (Republic of) 2.375% 2024	20,000	19,606
Japan Bank for International Cooperation 2.125% 2020	32,200	32,243
Japan Bank for International Cooperation 2.125% 2020	12,700	12,728
Japan Bank for International Cooperation 2.125% 2020	12,500	12,512
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.618% 2020[2]	16,552	16,598
Japan Bank for International Cooperation 3.125% 2021	38,336	39,125
Japan Bank for International Cooperation 2.50% 2024	12,280	12,557
Japan Finance Organization for Municipalities 2.625% 2022[4]	13,000	13,192
KfW 2.125% 2022	16,655	16,824
KfW 2.375% 2022	15,000	15,322
Intermediate Bond Fund of America — Page 15 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Landwirtschaftliche Rentenbank 2.00% 2021	$28,040	$28,225
Lithuania (Republic of) 7.375% 2020	15,000	15,154
Lithuania (Republic of) 6.625% 2022[4]	23,244	25,521
Oesterreichische Kontrollbank AG 1.75% 2020	17,435	17,432
Poland (Republic of) 3.00% 2023	10,000	10,317
Poland (Republic of) 4.00% 2024	9,215	9,942
Poland (Republic of) 3.25% 2026	945	1,006
Portuguese Republic 5.125% 2024	36,500	41,252
Qatar (State of) 3.875% 2023[4]	23,475	24,794
Qatar (State of) 3.375% 2024[4]	19,856	20,771
Quebec (Province of) 2.375% 2022	18,999	19,246
Saudi Arabia (Kingdom of) 2.875% 2023[4]	11,645	11,873
Saudi Arabia (Kingdom of) 2.875% 2023	9,800	9,992
Saudi Arabia (Kingdom of) 4.00% 2025	9,800	10,528
Saudi Arabia (Kingdom of) 4.00% 2025[4]	4,320	4,641
Saudi Arabia (Kingdom of) 3.625% 2028[4]	9,800	10,327
Sweden (Kingdom of) 1.25% 2021[4]	40,000	39,685
Sweden (Kingdom of) 2.375% 2023[4]	12,135	12,388
Swedish Export Credit Corp. 1.75% 2020	11,000	11,008
		853,434
Total bonds, notes & other debt instruments (cost: $20,221,822,000)		20,595,574
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative[4]	4,000	2,700
Total preferred securities (cost: $3,985,000)		2,700
Short-term securities 7.33% Money market investments 7.33%
Capital Group Central Cash Fund 1.78%[11]	15,743,168	1,574,317
Total short-term securities (cost: $1,574,266,000)		1,574,317
Total investment securities 103.21% (cost: $21,800,073,000)		22,172,591
Other assets less liabilities (3.21)%		(689,712)
Net assets 100.00%		$21,482,879
Intermediate Bond Fund of America — Page 16 of 21

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 11/30/2019[13] (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	11,311	April 2020	$2,262,200	$2,438,493	$(151)
5 Year U.S. Treasury Note Futures	Long	35,712	April 2020	3,571,200	4,248,612	(1,894)
10 Year U.S. Treasury Note Futures	Long	2,670	March 2020	267,000	345,389	(685)
10 Year Ultra U.S. Treasury Note Futures	Short	2,959	March 2020	(295,900)	(420,825)	521
30 Year Ultra U.S. Treasury Bond Futures	Short	1,335	March 2020	(133,500)	(250,605)	(567)
						$(2,776)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$5,552,100	$(95)	$—	$(95)
1.5365%	U.S. EFFR	1/29/2020	4,404,100	(174)	—	(174)
1.535%	U.S. EFFR	1/29/2020	4,620,400	(192)	—	(192)
1.531%	U.S. EFFR	3/18/2020	2,860,300	(16)	—	(16)
1.515%	U.S. EFFR	3/18/2020	2,589,700	(71)	—	(71)
1.5155%	U.S. EFFR	3/18/2020	5,475,500	(146)	—	(146)
1.5135%	U.S. EFFR	3/18/2020	5,474,500	(160)	—	(160)
3-month USD-LIBOR	2.806%	8/29/2020	76,300	(563)	—	(563)
2.3755%	U.S. EFFR	2/6/2021	456,000	4,662	—	4,662
1.34%	U.S. EFFR	10/18/2021	455,000	(231)	—	(231)
1.355%	U.S. EFFR	10/24/2021	27,900	(4)	—	(4)
1.3475%	U.S. EFFR	10/24/2021	75,700	(23)	—	(23)
1.339%	U.S. EFFR	10/24/2021	50,800	(24)	—	(24)
1.3065%	U.S. EFFR	10/25/2021	68,700	(74)	—	(74)
1.305%	U.S. EFFR	10/25/2021	74,800	(82)	—	(82)
1.3675%	U.S. EFFR	11/6/2021	1,600,000	276	—	276
1.42%	U.S. EFFR	11/14/2021	1,280,000	1,558	—	1,558
U.S. EFFR	1.335%	11/26/2021	770,000	319	—	319
3-month USD-LIBOR	2.8755%	7/3/2023	498,644	(22,506)	—	(22,506)
U.S. EFFR	2.508%	7/3/2023	660,645	(26,716)	—	(26,716)
2.21875%	U.S. EFFR	3/14/2024	190,000	6,808	—	6,808
3-month USD-LIBOR	2.32658%	5/2/2024	460,700	(14,628)	—	(14,628)
3-month USD-LIBOR	1.93%	6/12/2024	59,200	(887)	—	(887)
3-month USD-LIBOR	1.9675%	6/21/2029	33,000	(808)	—	(808)
U.S. EFFR	1.4869%	10/23/2029	93,700	(232)	—	(232)
U.S. EFFR	1.485%	10/23/2029	102,700	(236)	—	(236)
U.S. EFFR	1.4495%	10/24/2029	87,900	89	—	89
U.S. EFFR	1.453%	10/24/2029	118,800	81	—	81
U.S. EFFR	1.446%	10/24/2029	11,600	15	—	15
U.S. EFFR	1.4741%	10/24/2029	119,300	(153)	—	(153)
1.419%	U.S. EFFR	11/26/2029	163,000	(664)	—	(664)
3-month USD-LIBOR	2.482%	7/3/2037	35,000	(3,484)	—	(3,484)
3-month USD-LIBOR	2.556%	11/3/2037	38,000	(4,268)	—	(4,268)
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(4,181)	—	(4,181)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	(7,047)	—	(7,047)
Intermediate Bond Fund of America — Page 17 of 21

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
3-month USD-LIBOR	2.454%	1/15/2045	$24,000	$(2,887)	$—	$(2,887)
3-month USD-LIBOR	2.454%	1/15/2045	24,000	(2,887)	—	(2,887)
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	(18,069)	—	(18,069)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(2,149)	—	(2,149)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(2,479)	—	(2,479)
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	(5,503)	—	(5,503)
U.S. EFFR	2.166%	10/23/2047	20,000	(2,436)	—	(2,436)
U.S. EFFR	2.172%	11/8/2047	50,000	(6,168)	—	(6,168)
U.S. EFFR	2.145%	11/9/2047	61,400	(7,200)	—	(7,200)
U.S. EFFR	2.155%	11/10/2047	34,550	(4,130)	—	(4,130)
U.S. EFFR	2.153%	11/10/2047	61,500	(7,323)	—	(7,323)
U.S. EFFR	2.17%	11/13/2047	62,550	(7,691)	—	(7,691)
U.S. EFFR	2.5635%	2/12/2048	105,651	(22,483)	—	(22,483)
2.98%	3-month USD-LIBOR	3/15/2048	6,500	1,633	—	1,633
2.9625%	3-month USD-LIBOR	3/15/2048	6,500	1,607	—	1,607
U.S. EFFR	2.4615%	3/15/2048	6,500	(1,233)	—	(1,233)
U.S. EFFR	2.485%	3/15/2048	6,500	(1,268)	—	(1,268)
2.917%	3-month USD-LIBOR	3/16/2048	13,000	3,080	—	3,080
U.S. EFFR	2.425%	3/16/2048	13,000	(2,357)	—	(2,357)
U.S. EFFR	2.42875%	4/18/2048	32,000	(5,842)	—	(5,842)
					$—	$(169,642)
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $157,973,000, which represented .74% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,142,307,000, which represented 14.63% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $108,329,000, which represented .50% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at 11/30/2019.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Intermediate Bond Fund of America — Page 18 of 21

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $10,332,500,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of November 30, 2019, the fund did not have any credit default swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $11,359,811,000 and $609,091,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
Intermediate Bond Fund of America — Page 19 of 21

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$10,434,266	$—	$10,434,266
Corporate bonds & notes	—	4,715,169	—	4,715,169
Mortgage-backed obligations	—	3,115,770	—	3,115,770
Asset-backed obligations	—	1,476,935	—	1,476,935
Bonds & notes of governments & government agencies outside the U.S.	—	853,434	—	853,434
Preferred securities	—	2,700	—	2,700
Short-term securities	1,574,317	—	—	1,574,317
Total	$1,574,317	$20,598,274	$—	$22,172,591
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$521	$—	$—	$521
Unrealized appreciation on interest rate swaps	—	20,128	—	20,128
Liabilities:
Unrealized depreciation on futures contracts	(3,297)	—	—	(3,297)
Unrealized depreciation on interest rate swaps	—	(189,770)	—	(189,770)
Total	$(2,776)	$(169,642)	$—	$(172,418)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Intermediate Bond Fund of America — Page 20 of 21

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-023-0120O-S73187	Intermediate Bond Fund of America — Page 21 of 21